Debt (Table)	12 Months Ended
Dec. 31, 2011
Debt Disclosure [Abstract]
Revolving credit facilities
(Dollars in millions)
Maximum borrowing capacity	$300.0
Letters of credit outstanding	$0.2
Amount borrowed	$—
Amount available for use	$299.8
Fees on borrowing capacity, rate	0.41%
Borrowing rate: One-month London Interbank Offered Rate ("LIBOR") plus contractual spread (1)	0.50%
LIBOR	0.30%
Contractual spread	0.20%
Range of commitment fees (2)
Low	0.20%
High	0.45%
Fees recognized
2011	$1.2
2010	$3.8
2009	$5.9
Agreement date	December 2010
Maturity date	December 2015

  Borrowings under the revolving credit facility bear interest at LIBOR plus a contractual spread based on U.S. Cellular's credit rating or, at U.S. Cellular's option, an alternate “Base Rate” as defined in the revolving credit agreement. U.S. Cellular may select a borrowing period of either one, two, three or six months (or other period of twelve months or less if requested by U.S. Cellular and approved by the lenders). If U.S. Cellular provides notice of intent to borrow less than three business days in advance of a borrowing, interest on borrowing is at the Base Rate plus the contractual spread.

  The revolving credit facility has commitment fees based on the unsecured senior debt ratings assigned to U.S. Cellular by certain ratings agencies.

Long term debt
December 31,				2011	2010
(Dollars in thousands)	Issuance date	Maturity date	Call date (1)
Unsecured Senior Notes (2)
6.7%	December 2003 and June 2004	December 2033	December 2003	$544,000	$544,000
Less: 6.7% Unamortized discount				(9,889)	(10,343)
				534,111	533,657
6.95% (3)	May 2011	May 2060	May 2016	342,000	—
7.5% (4)	June 2004	June 2034	June 2009	—	330,000
Obligation on capital leases				4,336	4,385
Total long-term debt				880,447	868,042
Less: Current portion of long-term debt				127	101
Total long-term debt, excluding current portion				$880,320	$867,941

  U.S. Cellular may redeem the 6.95% Senior Notes, in whole or in part at any time after the call date, at a redemption price equal to 100% of the principal amount redeemed plus accrued and unpaid interest. U.S. Cellular may redeem the 6.7% Senior Notes, in whole or in part, at any time prior to maturity at a redemption price equal to the greater of (a) 100% of the principal amount of such notes, plus accrued and unpaid interest, or (b) the sum of the present values of the remaining scheduled payments of principal and interest thereon discounted to the redemption date on a semi-annual basis at the Treasury Rate plus 30 basis points.

  Interest on the 6.7% Senior Notes is payable semi-annually, and on the 6.95% Senior Notes is payable quarterly.

  Capitalized debt issuance costs totaled $11.0 million and are being amortized over the life of the notes. Such issuance costs are included in Other assets and deferred charges.

  On June 20, 2011, U.S. Cellular used substantially all of the net proceeds from the issuance of the 6.95% Senior Notes to redeem $330 million (the entire outstanding amount) of its unsecured 7.5% Senior Notes at a redemption price equal to 100% of the principal amount plus accrued and unpaid interest to the redemption date. This redemption required U.S. Cellular to write-off to interest expense $8.2 million of previously capitalized debt issuance costs related to the 7.5% Senior Notes in 2011.